Business Combinations - Schedule of Goodwill Arising in the Business Combinations Allocated to Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Business Combinations [Line Items]
Goodwill allocated	$ 101,742	$ 534,702
Canadian Less-Than-Truckload
Disclosure Of Business Combinations [Line Items]
Reportable segment	Less-Than-Truckload
Goodwill allocated		115
U.S. Less-Than-Truckload
Disclosure Of Business Combinations [Line Items]
Reportable segment	Less-Than-Truckload
Goodwill allocated		31,058
Canadian Truckload
Disclosure Of Business Combinations [Line Items]
Reportable segment	Truckload
Goodwill allocated	$ 1,133	12,980
Specialized Truckload
Disclosure Of Business Combinations [Line Items]
Reportable segment	Truckload
Goodwill allocated	$ 9,420	488,600
Logistics
Disclosure Of Business Combinations [Line Items]
Reportable segment	Logistics
Goodwill allocated	$ 91,189	$ 1,949